Inventory (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventory [Line Items]
Total carrying amount			$ 1,286,894
Cost of sales	$ 303,148	$ 102,990
Inventory net book value	$ 1,260,120
Cost of Sales [Member]
Inventory [Line Items]
Cost of sales			$ 1,544,169